INTANGIBLE ASSETS, NET (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expenses	$ 5,740	$ 5,740